Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
abrdn Ultra Short Municipal Income Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.53%	1.02%	1.71%
abrdn Ultra Short Municipal Income Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.51%	1.00%	1.70%
abrdn Ultra Short Municipal Income Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.69%	1.50%	2.03%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Bloomberg Municipal Bond: 1 Year (1-2) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.71%	1.39%	1.30%

[1]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.